(SUPER CORE FUND LOGO)

                                     ANNUAL
                                     REPORT

                                OCTOBER 31, 2002

                                                                   December 2002

Dear Fellow Shareholder,

Super Core Fund shares went down along with the broad market averages in the latest fiscal year. Since its inception on December 29, 2000, the Fund has labored in the second most severe bear market since the Crash of 1929. From the peak in March of 2000, the S&P 500 has declined 49% while the NASDAQ Composite has plummeted a record 78%. Fortunately, Super Core commenced investing after the bear market began in early 2000.

Only three other bear markets have gone down more than the 2000-02 bear market in the past two centuries. The bear markets that started in 1835, 1853 and 1929 experienced declines of 60-89%. However, the ensuing recoveries were quite powerful as evidenced by an average gain of 230% over the next five years. To put this into perspective, the average gain for all bull markets since World War II was 142% over four plus years based on the S&P 500. We think that the dramatic rebounds staged thus far by the S&P 500 and NASDAQ are signaling a new bull market that will carry much higher than the general consensus of opinion expects at this time.

The economy has become better and better because of the 'economic miracle' that started in the United States around 1980 coincident with the introduction of the personal computer. The U.S. economy has been the most competitive among industrialized nations since 1994 according to the World Economic Forum. The U.S. should maintain the strongest economy because of the technological revolution and management revolution that are part of this continuing 'economic miracle'.

The 'economic miracle' is predicated upon record patent growth that has averaged 11% per year over the past five years. By comparison, annual patent growth has averaged less that 2% over the past century. Our research reveals that fast patent growth leads to strong economic growth and rapid profits growth which is the litmus test for the stock market. In this connection, stock returns have been highest when patent growth has been fastest throughout history. Since patent activity has been running at record levels, it stands to reason that the economy will grow fast in the next economic expansion and the stock market will be very rewarding.

Super Core invests in America's greatest companies based on market cap. The Fund offers an investment approach that is different from those used by more than 8,000 other stock funds. The Fund utilizes a focus approach (just 20 stocks) and selects the five largest by market cap each year in four indexes: the S&P 500, S&P MidCap, S&P Small Cap, and NASDAQ Composite. The Fund can also be viewed as a core growth fund using a focus approach because the underlying stocks tend to have rapid sales and earnings growth rates. One particular benefit gained through this approach is that the Fund will always be positioned to participate in the leading market index.

As shareholders, we are well aware of the damage done in the bear market and the decline in Super Core shares for almost two years. However we urge you to hold onto your shares for the long term. William O'Neill, publisher of Investors Business Daily that reports on mutual funds, has stated that "the big winners among mutual fund investors were those that held on no matter what the market did over the short run". We intend to hold on for the long haul. We encourage you to do the same and appreciate your patience during one of the severest market downturns in history.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

                                    CLASS A

                 Super Core Fund -       Super Core Fund -
    Date       Class A Shares (NAV)     Class A Shares (Load)   S&P 500 Index
    ----       --------------------     --------------------    -------------
 12/29/2000           $10,000                  $9,475               $10,000
  4/30/2001            $7,930                  $7,517                $9,400
  7/31/2001            $7,530                  $7,138                $9,142
 10/31/2001            $6,570                  $6,228                $8,027
  1/31/2002            $7,640                  $7,243                $8,591
  4/30/2002            $7,130                  $6,759                $8,213
  7/31/2002            $6,010                  $5,697                $6,982
 10/31/2002            $6,020                  $5,707                $6,815

                     For the period ended October 31, 2002

                                      Year             Annualized
                                     Ended               Since
                                    10/31/02           Inception
                                    --------           ---------
   Super Core Fund -
     Class A Shares (NAV)            (8.37)%            (24.12)%
   Super Core Fund -
     Class A Shares (Load)          (13.13)%            (26.30)%
   S&P 500 Index                    (15.11)%            (18.36)%

                                    CLASS C

                 Super Core Fund -        Super Core Fund -
    Date        Class C Shares (NAV)    Class C Shares (Load)   S&P 500 Index
    ----        --------------------    ---------------------   -------------
 12/29/2000            $10,000                 $9,900               $10,000
  4/30/2001             $7,910                 $7,832                $9,401
  7/31/2001             $7,510                 $7,436                $9,142
 10/31/2001             $6,539                 $6,475                $8,028
  1/31/2002             $7,590                 $7,515                $8,591
  4/30/2002             $7,070                 $7,000                $8,213
  7/31/2002             $5,960                 $5,901                $6,982
 10/31/2002             $5,960                 $5,901                $6,815

                     For the period ended October 31, 2002

                                      Year             Annualized
                                     Ended               Since
                                    10/31/02           Inception
                                    --------           ---------
   Super Core Fund -
     Class C Shares (NAV)            (8.87)%            (24.54)%
   Super Core Fund -
     Class C Shares (Load)           (9.83)%            (24.94)%
   S&P 500 Index                    (15.11)%            (18.36)%

These charts assume an initial gross investment of $10,000 made on December 29, 2000 (since inception) for the Class A and Class C Shares, respectively, and the Standard &Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

SUPER CORE FUND
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2002

ASSETS:
   Investments, at value (cost $9,036,993)                         $ 8,297,774
   Receivable for investments sold                                     119,536
   Receivable from Advisor                                              11,662
   Dividends and interest receivable                                     2,827
   Other assets                                                         13,806
                                                                   -----------
   Total Assets                                                      8,445,605
                                                                   -----------

LIABILITIES:
   Loan payable                                                        950,000
   Capital shares redeemed                                               8,678
   Accrued expenses and other liabilities                               41,777
                                                                   -----------
   Total Liabilities                                                 1,000,455
                                                                   -----------
                                                                   $ 7,445,150
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $14,143,068
   Undistributed net realized loss on investments sold              (5,958,699)
   Net unrealized depreciation on investments                         (739,219)
                                                                   -----------
   Total Net Assets                                                $ 7,445,150
                                                                   -----------
                                                                   -----------

CLASS A SHARES:
   Net assets                                                      $ 5,724,203
   Shares of beneficial interest outstanding
     (500,000,000 shares of $.01 par value authorized)                 950,491
   Net asset value and redemption price per share                        $6.02
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/94.75 of $6.02)                 $6.35
                                                                   -----------
                                                                   -----------

CLASS C SHARES:
   Net assets                                                      $ 1,720,947
   Shares of beneficial interest outstanding
     (500,000,000 shares of $.01 par value authorized)                 288,661
   Net asset value and redemption price per share                        $5.96
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/99 of $5.96)                    $6.02
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2002

INVESTMENT INCOME:
   Interest income                                                 $       414
   Dividend income                                                      66,209
                                                                   -----------
   Total investment income                                              66,623
                                                                   -----------

EXPENSES:
   Investment advisory fee                                              98,292
   Administration fee                                                   42,475
   Shareholder servicing and accounting costs                           82,503
   Custody fees                                                          9,662
   Federal and state registration                                       25,551
   Professional fees                                                    28,285
   Reports to shareholders                                               6,461
   Directors' fees and expenses                                          2,461
   Distribution expense - Class A shares                                29,789
   Distribution expense - Class C shares                                24,102
   Insurance expense                                                       365
                                                                   -----------
   Total operating expenses before reimbursement
     from Advisor and interest expense                                 349,946
   Less:  Reimbursement from Advisor (Note 7)                         (153,687)
                                                                   -----------
   Total operating expenses before interest expense                    196,259
   Interest expense                                                     62,296
                                                                   -----------
   Total expenses                                                      258,555
                                                                   -----------
NET INVESTMENT LOSS                                                   (191,932)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions                     (2,423,584)
   Change in unrealized appreciation/depreciation on investments     1,571,063
                                                                   -----------
   Net realized and unrealized loss on investments                    (852,521)
                                                                   -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(1,044,453)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED OCTOBER 31, 2002

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                              $  3,476,098
Repurchases of capital shares                          (6,099,867)
Net change in receivables/payables related to
  capital share transactions                               22,186
                                                     ------------

Cash used by capital share transactions                (2,601,583)
Cash used for repayment of borrowings                  (1,550,000)
                                                     ------------
                                                                   $(4,151,583)
                                                                   -----------

CASH PROVIDED (USED) BY OPERATIONS:

Purchases of investments                              (13,697,708)
Proceeds from sales of investments                     18,054,629
                                                     ------------
                                                        4,356,921
                                                     ------------

Net investment loss                                      (191,932)
Net change in receivables/payables
  related to operations                                   (13,406)
                                                     ------------
                                                         (205,338)
                                                     ------------
                                                                     4,151,583
                                                                   -----------

Net increase in cash                                                         0
Cash, beginning of year                                                      0
                                                                   -----------
Cash, end of year                                                  $         0
                                                                   -----------
                                                                   -----------

Supplemental Information:
  Cash paid for interest                                  $63,419

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Period
                                                                           Year Ended        December 29, 2000(1)<F1>
                                                                        October 31, 2002       to October 31, 2001
                                                                        ----------------       -------------------
OPERATIONS:
   Net investment loss                                                    $  (191,932)             $  (153,334)
   Net realized loss on investment transactions                            (2,423,584)              (3,535,115)
   Change in unrealized appreciation/depreciation on investments            1,571,063               (2,310,282)
                                                                          -----------              -----------
   Net decrease in net assets resulting from operations                    (1,044,453)              (5,998,731)
                                                                          -----------              -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                3,476,098               20,859,967
   Cost of shares redeemed                                                 (6,099,867)              (3,747,864)
                                                                          -----------              -----------
   Net increase (decrease) in net assets resulting
     from capital share transactions                                       (2,623,769)              17,112,103
                                                                          -----------              -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (3,668,222)              11,113,372

NET ASSETS:
   Beginning of period                                                     11,113,372                        0
                                                                          -----------              -----------
   End of period                                                          $ 7,445,150              $11,113,372
                                                                          -----------              -----------
                                                                          -----------              -----------

(1)<F1>  Commencement of operations.

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                        Class A Shares
                                                               Class A Shares      December 29, 2000(1)<F2>
                                                                 Year Ended                through
                                                              October 31, 2002         October 31, 2001
                                                              ----------------         ----------------
Per Share Data:
Net asset value, beginning of period                               $ 6.57                   $10.00
                                                                   ------                   ------

Income from investment operations:
  Net investment loss (2)<F3> (3)<F4>                               (0.14)                   (0.08)
  Net realized and unrealized losses on investments                 (0.41)                   (3.35)
                                                                   ------                   ------
  Total from investment operations                                  (0.55)                   (3.43)
                                                                   ------                   ------
Net asset value, end of period                                     $ 6.02                   $ 6.57
                                                                   ------                   ------
                                                                   ------                   ------

Total return (4)<F5>                                                (8.37)%                 (34.30)% (5)<F6>

Supplemental data and ratios:
  Net assets, end of period (000's)                                $5,724                   $8,393
  Ratio of operating expenses to average net assets (7)<F8>          1.65%                    1.50% (6)<F7>
  Ratio of interest expense to average net assets                    0.57%                    0.39% (6)<F7>
  Ratio of net investment loss to average net assets (7)<F8>        (1.04)%                  (0.87)% (6)<F7>
  Portfolio turnover rate (8)<F9>                                  123.83%                  128.95%

(1)<F2> Commencement of operations.
(2)<F3> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F4> Net investment loss before interest expense for the periods ending October 31, 2002 and October 31, 2001 was $(0.09) and $(0.05),
        respectively.
(4)<F5> The total return does not reflect the 5.25% front-end sales charge.
(5)<F6> Not annualized.
(6)<F7> Annualized.
(7)<F8> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2002 and October 31, 2001 would have been 3.63% and 3.58%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2002 and October 31, 2001 would have been (3.02)% and (2.95)%, respectively.
(8)<F9> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                        Class C Shares
                                                               Class C Shares     December 29, 2000(1)<F10>
                                                                 Year Ended                through
                                                              October 31, 2002         October 31, 2001
                                                              ----------------         ----------------
Per Share Data:
Net asset value, beginning of period                               $ 6.54                   $10.00
                                                                   ------                   ------

Income from investment operations:
  Net investment loss (2)<F11> (3)<F12>                             (0.19)                   (0.12)
  Net realized and unrealized losses on investments                 (0.39)                   (3.34)
                                                                   ------                   ------
  Total from investment operations                                  (0.58)                   (3.46)
                                                                   ------                   ------
Net asset value, end of period                                     $ 5.96                   $ 6.54
                                                                   ------                   ------
                                                                   ------                   ------

Total return (4)<F13> (5)<F14>                                      (8.87)%                 (34.60)%

Supplemental data and ratios:
  Net assets, end of period (000's)                                $1,721                   $2,721
  Ratio of operating expenses to average net assets  (7)<F16>        2.30%                    2.15%(6)<F15>
  Ratio of interest expense to average net assets                    0.57%                    0.39%(6)<F15>
  Ratio of net investment loss to average net assets  (7)<F16>      (1.69)%                  (1.53)%(6)<F15>
  Portfolio turnover rate (8)<F17>                                 123.83%                  128.95%

(1)<F10>   Commencement of operations.
(2)<F11> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F12> Net investment loss before interest expense for the periods ending October 31, 2002 and October 31, 2001 was $(0.14) and $(0.08),
           respectively.
(4)<F13>   The total return does not reflect the 1.00% front-end sales charge.
(5)<F14>   Not annualized.
(6)<F15>   Annualized.
(7)<F16> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2002 and October 31, 2001 would have been 4.28% and 4.23%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2002 and October 31, 2001 would have been (3.67)% and (3.60)%, respectively.
(8)<F17> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002

  Shares                                                               Value
  ------                                                               -----
             COMMON STOCKS - 100.4%

             BANKING - 13.4%
  11,463     Commerce Bancorp, Inc.                                 $  526,266
   5,740     M&T Bank Corporation                                      470,221
                                                                    ----------
                                                                       996,487
                                                                    ----------

             BIOTECHNOLOGY - 4.7%
   7,448     Amgen Inc. *<F18>                                         346,779
                                                                     _________
             BUILDING & HOUSING - 5.7%
  21,970     D.R. Horton, Inc.                                         423,362
                                                                    ----------

             COMPUTER SERVICES - 4.6%
  15,431     SunGard Data Systems Inc. *<F18>                          342,105
                                                                    ----------

             COMPUTERS - 6.1%
  15,782     Dell Computer Corporation *<F18>                          451,523
                                                                    ----------

             DIVERSIFIED - 3.4%
  10,163     General Electric Company                                  256,616
                                                                    ----------

             FINANCIAL SERVICES - 4.1%
   8,304     Citigroup Inc.                                            306,833
                                                                    ----------

             MEDICAL LABORATORIES - 5.5%
   6,416     Quest Diagnostics Incorporated *<F18>                     409,533
                                                                    ----------

             MEDICAL PRODUCTS - 8.7%
  13,395     Varian Medical Systems, Inc. *<F18>                       645,907
                                                                    ----------

             NETWORKING PRODUCTS - 3.5%
  23,012     Cisco Systems, Inc. *<F18>                                257,274
                                                                    ----------

             OIL - 4.9%
  10,855     Exxon Mobil Corporation                                   365,379
                                                                    ----------

             PHARMACEUTICALS - 7.1%
   5,445     Cephalon, Inc. *<F18>                                     273,720
   5,618     IDEC Pharmaceuticals Corporation *<F18>                   258,540
                                                                    ----------
                                                                       532,260
                                                                    ----------

             PHARMACY SERVICES - 5.1%
  15,223     AdvancePCS *<F18>                                         382,097
                                                                    ----------

             RETAIL - 5.4%
   7,459     Wal-Mart Stores, Inc.                                     399,430
                                                                    ----------

             SEMICONDUCTORS - 3.2%
  13,569     Intel Corporation                                         234,744
                                                                    ----------

             SOFTWARE - 15.0%
   7,093     Electronic Arts Inc. *<F18>                               461,896
   6,995     Microsoft Corporation *<F18>                              374,023
  27,566     Oracle Corporation *<F18>                                 280,898
                                                                    ----------
                                                                     1,116,817
                                                                    ----------
             TOTAL COMMON STOCKS (Cost $8,229,569)                   7,467,146
                                                                    ----------

             EXCHANGE TRADED FUNDS - 11.0%
   8,000     iShares Nasdaq Biotechnology Index Fund *<F18>            408,800
  28,000     Technology Select Sector SPDR Fund *<F18>                 413,280
                                                                    ----------
             TOTAL EXCHANGE TRADED FUNDS (Cost $798,876)               822,080
                                                                    ----------

Principal
  Amount
---------
             SHORT-TERM INVESTMENTS - 0.1%
             VARIABLE RATE DEMAND NOTES#<F19>
  $8,548     American Family Financial Services Inc., 1.45%              8,548
                                                                    ----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $8,548)                  8,548
                                                                    ----------
             TOTAL INVESTMENTS - (COST $9,036,993) - 111.5%          8,297,774
                                                                    ----------
             Liabilities, less Other Assets - (11.5)%                 (852,624)
                                                                    ----------
             TOTAL NET ASSETS - 100.0%                              $7,445,150
                                                                    ----------
                                                                    ----------

*<F18>  Non-income producing security.
#<F19> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2002.

                     See notes to the financial statements.

SUPER CORE FUND
NOTES TO THE FINANCIAL STATEMENTS - OCTOBER 31, 2002

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Super Core Fund (the "Fund") and the Grand Prix Fund (collectively the "Funds"). The shares of common stock of the Fund are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The Fund commenced investment operations on December 29, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Federal Income and Excise Taxes - The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on
          the ex-dividend     date and interest income is recognized on an
          accrual basis. Acquisition and market discounts are amortized over the life of the security.

     (e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

PERIOD ENDED OCTOBER 31, 2002
                                                      $                Shares
                                                      -                ------
CLASS A SHARES:
   Shares sold                                   $ 2,691,126           364,721
   Shares issued to
     holders in
     reinvestment
     of dividends                                         --                --
   Shares redeemed                                (4,495,162)         (691,646)
                                                 -----------         ---------
   Net decrease                                  $(1,804,036)         (326,925)
                                                 -----------

   SHARES OUTSTANDING:
   Beginning of period                                               1,277,416
                                                                     ---------
   End of period                                                       950,491
                                                                     ---------
                                                                     ---------

CLASS C SHARES:
   Shares sold                                   $   784,972           108,786
   Shares issued to
     holders in
     reinvestment
     of dividends                                         --                --
   Shares redeemed                                (1,604,705)         (236,163)
                                                 -----------         ---------
   Net decrease                                  $  (819,733)         (127,377)
                                                 -----------

   SHARES OUTSTANDING:
   Beginning of period                                                 416,038
                                                                     ---------
   End of period                                                       288,661
                                                                     ---------
                                                                     ---------
   TOTAL DECREASE                                $(2,623,769)
                                                 -----------
                                                 -----------

PERIOD ENDED OCTOBER 31, 2001
                                                      $                Shares
                                                      -                ------
CLASS A SHARES:
   Shares sold                                   $15,082,659         1,587,159
   Shares issued to
     holders in
     reinvestment
     of dividends                                         --                --
   Shares redeemed                                (2,163,961)         (309,743)
                                                 -----------         ---------
   Net increase                                  $12,918,698         1,277,416
                                                 -----------

   SHARES OUTSTANDING:
   Beginning of period                                                      --
                                                                     ---------
   End of period                                                     1,277,416
                                                                     ---------
                                                                     ---------

CLASS C SHARES:
   Shares sold                                   $ 5,777,308           627,203
   Shares issued to
     holders in
     reinvestment
     of dividends                                         --                --
   Shares redeemed                                (1,583,903)         (211,165)
                                                 -----------         ---------
   Net increase                                  $ 4,193,405           416,038
                                                 -----------

   SHARES OUTSTANDING:
   Beginning of period                                                      --
                                                                     ---------
   End of period                                                       416,038
                                                                     ---------
                                                                     ---------
   TOTAL INCREASE                                $17,112,103
                                                 -----------
                                                 -----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the period ended October 31, 2002 are summarized below. There were no purchases or sales of long-term U.S. government securities.

     Purchases                                   $15,546,110
     Sales                                       $18,174,165

5.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     Cost of Investments                         $11,951,013

     Gross Unrealized Appreciation               $   532,973
     Gross Unrealized Depreciation               $(4,186,212)
                                                 -----------
     Net Unrealized Depreciation
       on Investments                            $(3,653,239)
                                                 -----------
                                                 -----------
     Undistributed Ordinary Income               $        --
     Undistributed Long-Term Gain                $        --

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

      Ordinary        Long-Term                                Capital Loss
       Income       Capital Gain           Net Capital          Carryover
     Dividends      Distributions     Loss Carryover*<F20>      Expiration
     ---------      -------------     --------------------      ----------
      $     --        $      --             $365,737            10/31/2009
                                           $2,678,942           10/31/2010

     *<F20> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

6.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement ("Agreement") dated February 1, 2001 for the purpose of purchasing portfolio securities. For the period ended October 31, 2002, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 3.28% during the period ended October 31, 2002). Advances are collateralized by a first lien against the Fund's assets. During the period ended October 31, 2002, the Fund had an outstanding average daily balance of $1,871,014. The maximum amount outstanding during the period ended October 31, 2002, was $5,000,000. Interest expense amounted to $62,296 for the period ended October 31, 2002. At October 31, 2002, the Fund had a loan payable balance of $950,000.

7.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 0.90% of the average daily net assets of the Fund. For the period November 1, 2001 through February 28, 2002, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 1.50% and 2.15%, respectively. For the period March 1, 2002 through October 31, 2002, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 1.75% and 2.40%, respectively. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the year ending October 31, 2002, the Advisor waived investment advisory fees totaling $153,687 for the Fund.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2004                     $182,033
               10/31/2005                     $153,687

8.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.35% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.35% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $29,789 for the Class A Shares and $24,102 for the Class C Shares pursuant to the Plans for the period ended October 31, 2002.

     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Super Core Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

SUPER CORE FUND
REPORT OF INDEPENDENT AUDITOR

To the Board of Directors and Shareholders of the Super Core Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Super Core Fund (the Fund), as of October 31, 2002, the related statements of operations, cash flows and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Super Core Fund at October 31, 2002, and the results of its operations, cash flows and changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                                /s/Ernst & Young

Milwaukee, Wisconsin
November 27, 2002

SUPER CORE FUND
ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Directors and Officers and is available, without charge, upon request by calling 1-800-307-4880.

                                                                                                       # of
                                                                                                       Portfolios in  Other
                                     Term of                                                           Fund Complex   Directorships
                       Position(s)   Office and                                                        Overseen by    Held by
Name, Address          Held with     Length of    Principal Occupation                                 Director       Director
and Age                the Fund      Time Served  During Past Five Years                               or Officer     or Officer
-------------          -----------   -----------  ----------------------                               -------------  -------------
Robert Zuccaro *<F21>  President     Since 1997   Mr. Zuccaro is the President of the Advisor and            2        None
15 River Road,         and                        is a Chartered Financial Analyst.  Prior to
Suite 220              Director                   founding the Advisor in 1983, Mr. Zuccaro spent
Wilton, CT  06897                                 six years with Axe-Houghton where he was
Age: 60                                           President and a Director of Axe-Houghton Stock
                                                  Fund and Vice President and Director of Portfolio
                                                  Management of E.W. Axe & Co.

Mary Jane Boyle *<F21> Vice          Since 1997   Ms. Boyle serves as Vice President, Client                 2        None
15 River Road,         President,                 Service, of the Advisor.  Prior to co-founding the
Suite 220              Secretary,                 Advisor in 1983, Ms. Boyle was a Regional Sales
Wilton, CT  06897      Treasurer                  Director with Mondessa Enterprises, Inc.
Age: 56                and Director

Edward F. Ronan, Jr.   Independent   Since 1997   Mr. Ronan is a Certified Public Accountant and             2        None
30 Main Street         Director                   since 1984, has been a member of Actis-Grande,
Danbury, CT  06810                                Ronan & Company, LLC, a certified public
Age: 49                                           accounting firm.  Mr. Ronan served as a director
                                                  of Q.E.P. Co., Inc., a tool manufacturer and
                                                  distributor, from 1993 to 1998.

Dennis K. Waldman      Independent   Since 1997   Since 1994, Mr. Waldman has served as                      2        None
62 Windsor Road        Director                   Vice-President of Sales for eStar Communications,
Waban, MA  02468                                  a developer of communications software, prior to
Age: 47                                           which time, Mr. Waldman worked at ITS as
                                                  Vice-President of Sales.  From 1992 - 1994, Mr.
                                                  Waldman was a sales representative at Tartan
                                                  where he was involved in engineering sales.

*<F21> Denotes a director who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION    800 307-4880
ACCOUNT INFORMATION 800 432-4741

WWW.GRANDPRIXFUNDS.COM